Cover	May 09, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Current Report on Form 8-K (the “Original Form 8-K”) filed by Alzamend Neuro, Inc. (the “Company”) filed with the Securities and Exchange Commission on May 9, 2024. This Amendment No. 1 is filed for the purposes of (i) providing the legal opinion of Olshan Frome Wolosky LLP, counsel to the Company, relating to the legality of the issuance and sale of the Registered Direct Preferred Shares and the Registered Conversion Shares, as such terms are defined below, (ii) disclosing the filing of the Certificate, as such term is defined below and (iii) disclosing the closing of the Offering and the Private Placement, as such terms are defined below. Items included in the Original Form 8-K, including exhibits, that are not included herein are not amended and remain in effect as of the date of filing of the Original Form 8-K.
Document Period End Date	May 09, 2024
Current Fiscal Year End Date	--04-30
Entity File Number	001-40483
Entity Registrant Name	ALZAMEND NEURO, INC.
Entity Central Index Key	0001677077
Entity Tax Identification Number	81-1822909
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3480 Peachtree Road NE
Entity Address, Address Line Two	Second Floor
Entity Address, Address Line Three	Suite 103
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30326
City Area Code	(844)
Local Phone Number	722-6333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ALZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false